UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF THE

SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

September 1, 2016 through September 30, 2016

Commission File Number of issuing entity: 000-20787-07

Central Index Key Number of issuing entity: 0001003509

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	Commission File Number of depositor:
333-113579-02	333-113579-01

Central Index Key Number of depositor:	Central Index Key Number of depositor:
0001283434	0001283435

American Express Receivables Financing Corporation III LLC	American Express Receivables Financing Corporation IV LLC
(Exact name of depositor as specified in its charter)	(Exact name of depositor as specified in its charter)

20-0942395	20-0942445
(I.R.S. Employer Identification Number of depositor)	(I.R.S. Employer Identification Number of depositor)

Central Index Key Number of sponsor:	Central Index Key Number of sponsor:
0000949348	0001647722

American Express Centurion Bank	American Express Bank, FSB
(Exact name of sponsor as specified in its charter)	(Exact name of sponsor as specified in its charter)

Jay Banerjee

(212) 640-0892

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

New York	Not Applicable
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification Number of the issuing entity)

c/o The Bank of New York Mellon
101 Barclay Street, New York	10286
(Address of the principal executive offices of the issuing entity)	(Zip Code)

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Each class of Asset Backed Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

Previously reported information omitted from this report:

Form on which Previously Reported Information was Filed	Commission File Number	Central Index Key Number	Date of the Previously Reported Information
Form 8-K	000-20787-07	0001003509	September 12, 2016

PART I - DISTRIUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is contained in the distribution report attached hereto as Exhibit 99.

Item 7.	Change in Sponsor Interest in the Securities.

There have been no material changes in American Express Centurion Bank’s, American Express Bank, FSB’s, American Express Receivables Financing Corporation III LLC’s and American Express Receivables Financing Corporation IV LLC’s interests in the securities resulting from the purchase, sale or other acquisition or disposition of the securities by such entities during the reporting period. As of the last day of the reporting period, approximately 73.41% of the Transferors’ Interest is allocated to RFC III, and approximately 26.59% of the Transferors’ Interest is allocated to RFC IV.

PART II - OTHER INFORMATION

Item 10.	Exhibits.

Exhibit No.	Description

99	Monthly Servicer’s Certificate for the Monthly Period ending September 30, 2016 and the October 17, 2016 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: October 17, 2016

American Express Receivables Financing
Corporation III LLC, Depositor

By:	/s/ Denise D. Roberts
Name:	Denise D. Roberts
Title:	President

American Express Receivables Financing Corporation IV LLC, Depositor

By:	/s/ Denise D. Roberts
Name:	Denise D. Roberts
Title:	President